Benefit Plans (Details) - Schedule of weighted average assumptions used to determine net benefit cost - Aria Energy LLC [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discount rate:
a. Net periodic expense	3.03%	4.09%	3.46%
b. End of year disclosure	2.22%	3.03%	4.09%
Healthcare cost trend rate:
a. Assumed for next year
b. Ultimate rate
c. Year of ultimate rate